EQUITY-ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Schedule of Equity-Accounted Investments
The following table outlines the changes in the company’s equity-accounted investments:

(MILLIONS)	2025	2024
Balance, beginning of year	$753	$644
Investment(1)	223	110
Disposal(2)	—	(25)
Share of net loss	(8)	(24)
Share of other comprehensive income	46	134
Dividends received	(7)	(74)
Foreign exchange translation and other	7	(12)
Balance, end of year	$1,014	$753
(1)Includes Isagen S.A. E.S.P.’s investment in a utility-scale solar asset. Refer to Note 3 - Acquisitions for more details.
(2)Includes $25 million transferred to a subsidiary of the partnership in 2024.